ARTISAN FUNDS, INC.
                            1000 North Water Street
                                   Suite 1770
                          Milwaukee, Wisconsin  53202


                                 March 3, 1998

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

                              Artisan Funds, Inc.
                       1933 Act Registration No. 33-88316
                       1940 Act Registration No. 811-8932

Ladies and Gentlemen:

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Artisan Funds, Inc. ("Artisan") certifies on behalf of its series designated Artisan Small Cap Fund, Artisan International Fund, Artisan Mid Cap Fund and Artisan Small Cap Value Fund (the "Funds") that:

     a. the form of prospectus and statement of additional information for each Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the most recent post-effective amendment to Artisan's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to Artisan's registration statement was filed with the Commission electronically on February 27, 1998.

                                Very truly yours,


                                ARTISAN FUNDS, INC.